Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000069472
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	NEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$62	1.11%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.11%
AssetsNet	$ 251,018,281
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

C000069470
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	NEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$78	1.39%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.39%
AssetsNet	$ 251,018,281
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

C000069471
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	NEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$119	2.14%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.14%
AssetsNet	$ 251,018,281
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

C000090015
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	NEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$98	1.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.75%
AssetsNet	$ 251,018,281
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

C000125074
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	NREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$57	1.01%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.01%
AssetsNet	$ 251,018,281
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,018,281
Number of Portfolio Holdings	45
Portfolio Turnover Rate	85%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	18.3%
Communication Services	13.7%
Information Technology	12.9%
Consumer Discretionary	11.3%
Materials	10.1%
Consumer Staples	9.5%
Health Care	5.7%
Utilities	5.1%
Industrials	3.9%
Energy	3.0%
Real Estate	2.2%
Short-Term Investments	4.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
China	27.8%
Korea	14.0%
Brazil	12.5%
United States	6.0%
Indonesia	5.6%
Hong Kong	5.5%
Mexico	5.3%
Taiwan	4.4%
South Africa	4.2%
India	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Samsung Electronics Co. Ltd.	4.5%
State Street Institutional Treasury Money Market Fund Premier Class	4.3%
Telefonica Brasil SA	3.4%
PDD Holdings, Inc. ADR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Richter Gedeon Nyrt	3.1%
Petroleo Brasileiro SA - Petrobras	3.0%
Orion Corp.	3.0%
Megacable Holdings SAB de CV	2.9%
VTech Holdings Ltd.	2.9%

C000063561
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Institutional Class
Trading Symbol	NBHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$39	0.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,080,636,020
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000063559
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	NBHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	1.08%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
AssetsNet	$ 1,080,636,020
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000063560
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	NBHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$98	1.83%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.83%
AssetsNet	$ 1,080,636,020
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090014
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class R3
Trading Symbol	NBHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$73	1.36%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%
AssetsNet	$ 1,080,636,020
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228873
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class E
Trading Symbol	NBHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,080,636,020
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,080,636,020
Number of Portfolio Holdings	75
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Materials	15.0%
Financials	14.4%
Industrials	11.5%
Utilities	11.4%
Health Care	8.9%
Energy	8.6%
Consumer Staples	6.8%
Information Technology	6.0%
Consumer Discretionary	5.9%
Real Estate	5.8%
Communication Services	4.1%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Agnico Eagle Mines Ltd.	4.8%
AstraZeneca PLC ADR	3.2%
Valterra Platinum Ltd.	3.1%
Wells Fargo & Co.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Ferrovial SE	2.8%
Brixmor Property Group, Inc.	2.7%
Roche Holding AG ADR	2.6%
Emerson Electric Co.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021351
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Investor Class
Trading Symbol	NBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$44	0.88%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 786,310,589
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021352
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Trust Class
Trading Symbol	NBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$55	1.09%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
AssetsNet	$ 786,310,589
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021353
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Advisor Class
Trading Symbol	NBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$72	1.43%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
AssetsNet	$ 786,310,589
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027739
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Institutional Class
Trading Symbol	NFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.73%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 786,310,589
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090012
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Class A
Trading Symbol	NFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.11%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 786,310,589
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090013
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Class C
Trading Symbol	NFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$94	1.86%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%
AssetsNet	$ 786,310,589
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$786,310,589
Number of Portfolio Holdings	55
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	18.6%
Financials	14.9%
Industrials	14.5%
Communication Services	11.0%
Consumer Discretionary	10.9%
Health Care	8.3%
Utilities	5.8%
Materials	4.9%
Energy	3.6%
Consumer Staples	2.7%
Real Estate	0.7%
Short-Term Investments	4.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	4.4%
Meta Platforms, Inc. Class A	4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Deutsche Telekom AG	4.0%
Amazon.com, Inc.	3.9%
Airbus SE	3.5%
UniCredit SpA	3.4%
Microsoft Corp.	3.3%
Lam Research Corp.	3.1%
Agnico Eagle Mines Ltd.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021336
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Investor Class
Trading Symbol	NBGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$51	1.00%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 8,558,371,060
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021337
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Trust Class
Trading Symbol	NBGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$55	1.09%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
AssetsNet	$ 8,558,371,060
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021338
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Advisor Class
Trading Symbol	NBGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$68	1.35%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 8,558,371,060
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021339
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Institutional Class
Trading Symbol	NBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.84%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 8,558,371,060
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125070
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Class R6
Trading Symbol	NRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 8,558,371,060
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228870
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Class E
Trading Symbol	NRGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 8,558,371,060
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,558,371,060
Number of Portfolio Holdings	111
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	34.9%
Financials	17.6%
Information Technology	14.2%
Consumer Discretionary	6.9%
Energy	6.3%
Health Care	5.6%
Utilities	5.4%
Materials	4.0%
Real Estate	2.2%
Communication Services	2.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Valmont Industries, Inc.	2.0%
Littelfuse, Inc.	2.0%
White Mountains Insurance Group Ltd.	1.9%
RBC Bearings, Inc.	1.9%
MKS, Inc.	1.8%
Tidewater, Inc.	1.8%
Kirby Corp.	1.8%
Lattice Semiconductor Corp.	1.7%
Nexstar Media Group, Inc. Class A	1.6%
Community Financial System, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000121825
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Investor Class
Trading Symbol	NIQVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$56	1.06%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
AssetsNet	$ 1,119,021,894
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

C000121826
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Trust Class
Trading Symbol	NIQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$59	1.13%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 1,119,021,894
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

C000021340
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Institutional Class
Trading Symbol	NBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,119,021,894
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

C000121822
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class A
Trading Symbol	NIQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.21%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
AssetsNet	$ 1,119,021,894
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

C000121823
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class C
Trading Symbol	NIQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$103	1.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%
AssetsNet	$ 1,119,021,894
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

C000130576
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class R6
Trading Symbol	NRIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,119,021,894
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

C000228871
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class E
Trading Symbol	NIQEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.06%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,119,021,894
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,119,021,894
Number of Portfolio Holdings	96
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.0%
Financials	21.5%
Information Technology	12.6%
Health Care	10.1%
Materials	8.1%
Consumer Discretionary	7.4%
Consumer Staples	6.2%
Energy	3.2%
Utilities	1.7%
Real Estate	0.7%
Communication Services	0.5%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.2%
Japan	16.0%
Germany	10.8%
United States	10.8%
France	9.6%
Netherlands	5.4%
Switzerland	3.6%
Italy	3.4%
Austria	2.9%
Korea	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.4%
Anheuser-Busch InBev SA	2.2%
ASML Holding NV	2.1%
Siemens Energy AG	2.0%
AstraZeneca PLC	1.8%
Japan Post Bank Co. Ltd.	1.8%
UniCredit SpA	1.8%
Erste Group Bank AG	1.8%
ING Groep NV	1.8%
RWE AG	1.7%

C000034262
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Trust Class
Trading Symbol	NILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$61	1.15%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
AssetsNet	$ 272,640,134
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

C000035184
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Institutional Class
Trading Symbol	NILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.80%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 272,640,134
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

C000057306
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class A
Trading Symbol	NBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	1.16%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
AssetsNet	$ 272,640,134
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

C000057307
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class C
Trading Symbol	NBNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$101	1.91%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.91%
AssetsNet	$ 272,640,134
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

C000077166
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class R3
Trading Symbol	NBNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$74	1.41%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%
AssetsNet	$ 272,640,134
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

C000160231
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class R6
Trading Symbol	NRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$38	0.71%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 272,640,134
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$272,640,134
Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	24.1%
Financials	22.4%
Information Technology	13.3%
Health Care	10.4%
Materials	8.2%
Consumer Discretionary	7.7%
Consumer Staples	6.1%
Energy	3.3%
Utilities	1.7%
Communication Services	0.5%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United Kingdom	17.1%
Japan	14.0%
United States	13.3%
Germany	11.7%
France	11.3%
Netherlands	5.7%
Austria	3.1%
Korea	3.1%
Switzerland	2.6%
Denmark	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Siemens AG	2.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.3%
Anheuser-Busch InBev SA	2.2%
Siemens Energy AG	2.2%
ASML Holding NV	2.0%
AstraZeneca PLC	2.0%
Erste Group Bank AG	1.9%
ING Groep NV	1.9%
Resona Holdings, Inc.	1.9%
SLB Ltd.	1.8%

C000087774
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	NINLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$51	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,300,810,068
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000087772
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Class A
Trading Symbol	NINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	1.32%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.32%
AssetsNet	$ 1,300,810,068
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000087773
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Class C
Trading Symbol	NINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$111	2.06%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.06%
AssetsNet	$ 1,300,810,068
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000150163
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	NRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,300,810,068
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,300,810,068
Number of Portfolio Holdings	99
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.5%
Industrials	22.3%
Utilities	10.0%
Health Care	8.3%
Energy	6.5%
Consumer Discretionary	6.2%
Financials	5.9%
Materials	4.2%
Communication Services	3.1%
Consumer Staples	0.9%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Viasat, Inc.	4.8%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	2.7%
AerCap Holdings NV	2.6%
Enviri Corp.	2.4%
Veeco Instruments, Inc.	2.3%
IPG Photonics Corp.	2.2%
Huntington Bancshares, Inc.	2.1%
KBR, Inc.	2.1%
Rambus, Inc.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021354
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	NGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$39	0.79%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021355
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Trust Class
Trading Symbol	NBGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$49	1.00%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021356
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	NBGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$74	1.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027740
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NGDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.65%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077157
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class A
Trading Symbol	NGDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$50	1.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077158
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class C
Trading Symbol	NGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$87	1.76%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.76%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077160
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class R3
Trading Symbol	NGDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$64	1.29%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000210977
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	NGRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$27	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 2,459,321,574
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,459,321,574
Number of Portfolio Holdings	72
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	36.0%
Communication Services	16.1%
Consumer Discretionary	13.3%
Financials	12.1%
Industrials	9.2%
Health Care	6.7%
Utilities	2.6%
Consumer Staples	2.5%
Energy	0.7%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	8.2%
Alphabet, Inc. Class A	7.7%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.9%
Meta Platforms, Inc. Class A	4.7%
Fanatics Holdings, Inc. Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.1%
Netflix, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021333
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	NPRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021334
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Trust Class
Trading Symbol	NBPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$52	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021335
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	NBPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$60	1.10%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027735
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	NBPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.60%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090001
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class A
Trading Symbol	NPNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$52	0.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089999
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class C
Trading Symbol	NPNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.71%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.71%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090000
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class R3
Trading Symbol	NPNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.23%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000150162
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class R6
Trading Symbol	NRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$27	0.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228869
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class E
Trading Symbol	NPNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 9,461,723,277
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$9,461,723,277
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	17.1%
Health Care	15.1%
Materials	14.8%
Industrials	12.6%
Energy	12.5%
Information Technology	5.6%
Communication Services	4.7%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Utilities	2.2%
Real Estate	0.0%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Exxon Mobil Corp.	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.9%
Southern Copper Corp.	4.0%
Johnson & Johnson	3.2%
Boeing Co.	3.0%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
CME Group, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Medtronic PLC	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021357
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	NMANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.82%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021358
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Trust Class
Trading Symbol	NBMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$45	0.92%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021359
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	NBMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$57	1.17%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027741
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NBMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.66%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077161
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	NMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$50	1.03%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077162
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	NMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$87	1.79%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.79%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077164
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	NMGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$62	1.29%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.29%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125073
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	NRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$28	0.57%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,991,618,374
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,991,618,374
Number of Portfolio Holdings	76
Portfolio Turnover Rate	91%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	25.9%
Consumer Discretionary	20.4%
Information Technology	17.8%
Health Care	16.5%
Financials	7.7%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	2.4%
Utilities	1.2%
Materials	0.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Cencora, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.7%
Howmet Aerospace, Inc.	3.7%
Vertiv Holdings Co. Class A	3.7%
Royal Caribbean Cruises Ltd.	3.2%
Quanta Services, Inc.	2.9%
Cloudflare, Inc. Class A	2.6%
IDEXX Laboratories, Inc.	2.5%
Cardinal Health, Inc.	2.4%
Fastenal Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021347
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Investor Class
Trading Symbol	NBRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$51	0.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
AssetsNet	$ 51,821,914
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021348
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Trust Class
Trading Symbol	NBREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$63	1.20%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
AssetsNet	$ 51,821,914
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027737
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	NBRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 51,821,914
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090009
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class A
Trading Symbol	NBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.21%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
AssetsNet	$ 51,821,914
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090010
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class C
Trading Symbol	NBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$103	1.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%
AssetsNet	$ 51,821,914
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090011
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	NBRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$77	1.47%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.47%
AssetsNet	$ 51,821,914
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000210976
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	NBMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 51,821,914
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$51,821,914
Number of Portfolio Holdings	76
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	25.5%
Industrials	21.2%
Consumer Discretionary	10.1%
Financials	9.5%
Utilities	7.5%
Energy	7.2%
Health Care	6.5%
Real Estate	5.4%
Consumer Staples	3.3%
Materials	2.2%
Communication Services	1.6%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
IPG Photonics Corp.	2.9%
L3Harris Technologies, Inc.	2.6%
Williams Cos., Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.4%
AerCap Holdings NV	2.3%
McKesson Corp.	2.2%
Travel & Leisure Co.	2.2%
FirstEnergy Corp.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082272
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	NMULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.89%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 251,489,341
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082270
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Class A
Trading Symbol	NMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.26%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 251,489,341
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082271
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Class C
Trading Symbol	NMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$102	2.01%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.01%
AssetsNet	$ 251,489,341
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228874
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Class E
Trading Symbol	NMUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$7	0.13%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 251,489,341
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,489,341
Number of Portfolio Holdings	47
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	21.8%
Financials	21.8%
Consumer Discretionary	14.2%
Industrials	12.6%
Communication Services	8.4%
Health Care	6.6%
Consumer Staples	5.7%
Utilities	3.7%
Materials	3.5%
Energy	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class C	5.4%
Apple, Inc.	4.5%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Brookfield Corp.	3.8%
Berkshire Hathaway, Inc. Class B	3.7%
Amazon.com, Inc.	3.6%
U.S. Foods Holding Corp.	3.3%
HCA Healthcare, Inc.	3.2%
Broadcom, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021349
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Investor Class
Trading Symbol	NBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$43	0.83%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021350
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Trust Class
Trading Symbol	NBSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$53	1.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027738
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Institutional Class
Trading Symbol	NBSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$34	0.66%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077156
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Class A
Trading Symbol	NRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	1.03%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077153
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Class C
Trading Symbol	NRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$92	1.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077155
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Class R3
Trading Symbol	NRARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.28%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125072
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Class R6
Trading Symbol	NRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.57%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000244622
Shareholder Report [Line Items]
Fund Name	Quality Equity Fund
Class Name	Class E
Trading Symbol	NRAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$2	0.04%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 2,575,211,086
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,575,211,086
Number of Portfolio Holdings	44
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	27.0%
Financials	19.8%
Industrials	16.5%
Consumer Discretionary	12.3%
Communication Services	10.4%
Health Care	10.0%
Energy	1.2%
Consumer Staples	1.2%
Materials	0.4%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	10.3%
Amazon.com, Inc.	8.4%
Microsoft Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Interactive Brokers Group, Inc. Class A	4.7%
Space Exploration Technologies Corp., Series E	4.4%
Applied Materials, Inc.	4.2%
NVIDIA Corp.	4.1%
Berkshire Hathaway, Inc. Class B	3.3%
Berkshire Hathaway, Inc. Class A	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021342
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Trust Class
Trading Symbol	NBRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$53	1.04%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 672,221,347
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021341
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Institutional Class
Trading Symbol	NBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 672,221,347
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090002
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class A
Trading Symbol	NREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.21%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 672,221,347
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090003
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class C
Trading Symbol	NRECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$100	1.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%
AssetsNet	$ 672,221,347
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090004
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class R3
Trading Symbol	NRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$75	1.46%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%
AssetsNet	$ 672,221,347
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125071
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class R6
Trading Symbol	NRREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 672,221,347
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228872
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class E
Trading Symbol	NREEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$5	0.09%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 672,221,347
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$672,221,347
Number of Portfolio Holdings	36
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Health Care	18.2%
Telecommunications	13.2%
Data Centers	13.1%
Industrial	9.6%
Apartments	8.8%
Free Standing	7.2%
Self Storage	6.2%
Regional Malls	5.4%
Shopping Centers	4.1%
Manufactured Homes	3.6%
Single Family Homes	2.9%
Specialty	2.9%
Office	2.0%
Gaming	1.4%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Welltower, Inc.	9.4%
Equinix, Inc.	8.7%
Prologis, Inc.	8.5%
American Tower Corp.	7.4%
Digital Realty Trust, Inc.	4.5%
Ventas, Inc.	4.3%
Simon Property Group, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Public Storage	3.6%
SBA Communications Corp.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021330
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	NBMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$53	1.01%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021331
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Trust Class
Trading Symbol	NBMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$66	1.25%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021332
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	NBMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$73	1.40%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027734
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NBSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.90%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077149
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class A
Trading Symbol	NSNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.26%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077150
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class C
Trading Symbol	NSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$105	2.01%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.01%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077152
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class R3
Trading Symbol	NSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$79	1.51%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.51%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000205810
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	NSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$42	0.80%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 480,173,225
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$480,173,225
Number of Portfolio Holdings	95
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	26.7%
Health Care	24.1%
Information Technology	19.7%
Financials	8.6%
Consumer Discretionary	8.5%
Energy	5.5%
Materials	2.2%
Consumer Staples	2.0%
Utilities	0.6%
Short-Term Investments	2.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Rambus, Inc.	2.8%
FirstCash Holdings, Inc.	2.6%
Piper Sandler Cos.	2.5%
InterDigital, Inc.	2.3%
RadNet, Inc.	2.2%
State Street Navigator Securities Lending Government Money Market Portfolio	2.1%
Dave, Inc.	2.0%
Bloom Energy Corp. Class A	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.